SIGNIFICANT ACCOUNTING POLICIES (Policies) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Notable and its wholly owned subsidiary, all of which are denominated in US dollars. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP generally requires management to make certain estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets and liabilities, and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of expenses during the reporting period. Areas where management uses subjective judgments include, but are not limited to, measurement of lease liabilities and right of use assets, impairment of long-lived assets, stock-based compensation, accrued research and development costs, and redeemable convertible preferred stock warrant liability in the accompanying consolidated financial statements. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates under different assumptions or conditions.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains bank deposits in federally insured financial institutions and these deposits may exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents to the extent recorded in the balance sheet. The Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company is subject to a number of risks similar to other early-stage biopharmaceutical companies, including, but not limited to, the need to obtain adequate additional funding, possible failure of current or future preclinical studies or clinical trials, its reliance on third parties to conduct its clinical trials, the need to obtain regulatory and marketing approvals for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company’s product candidates, protection of its proprietary technology, and the need to secure and maintain adequate manufacturing arrangements with third parties. These efforts will require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance and reporting. The Company’s product candidates are still in development and, to date, none of the Company’s product candidates have been approved for sale and, therefore, the Company has not generated any revenue from product sales. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained or maintained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales. The Company operates in an environment of rapid technological change and substantial competition from other pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees, consultants and other third parties.

Significant customers are those that represent 10% or more of the Company’s total revenue for each year presented on the consolidated statements of operations and comprehensive loss. One customer represents 100% of its immaterial accounts receivable and revenues as of and for the year ended December 31, 2022. Three customers represented 39%, 35%, and 16% of its revenues for the year ended December 31, 2021, respectively. Approximately 41% and 59% of the $48,000 of accounts receivable recorded in prepaid expenses and other current assets as of December 31, 2021 are attributable to two customers, respectively.

Segments

Segments

The Company operates and manages its business as one reportable operating segment, which is the business of developing predictive precision medicines that treat various forms of cancer. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating resources and evaluating financial performance. All the Company’s long-lived assets are maintained in, and all revenues and losses are attributable to, the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash and cash equivalents. Cash equivalents consist primarily of amounts invested in short-dated government and Treasury securities and are stated at fair value. As of December 31, 2022 the entire balance of cash and cash equivalents consisted of cash held in the Company’s checking accounts As of December 31, 2022 and 2021, the Company had no restricted cash.

Marketable Securities

Marketable Securities

The Company’s investments in marketable securities have been classified and accounted for as available-for-sale securities. Fixed income securities consist of U.S. Treasury securities. The specific identification method is used to determine the cost basis of fixed income securities sold. These securities are recorded on the consolidated balance sheets at fair value. Unrealized gains and losses on these securities are included as a separate component of accumulated other comprehensive income (loss). The cost of investment securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in other income, net. Realized gains and losses and declines in fair value judged to be other-than-temporary, if any, are also included in other income, net. The Company evaluates securities for other-than-temporary impairment at the balance sheet date. Declines in fair value determined to be other-than-temporary are also included in other income, net. All available-for-sale securities are considered available to support current operations and are classified as current assets.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. No offering costs have been deferred as of December 31, 2022 and 2021.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are presented at cost, net of accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful life and begins at the time the asset is placed in service. The estimated useful life of each asset category is as follows:

Computer equipment	3 Years

Laboratory equipment	5 Years

Furniture	and office equipment 7 Years

Leasehold improvements	Lesser of useful life or remaining lease term

Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the consolidated balance sheet and the resulting gain or loss is reflected in the consolidated statement of operations and comprehensive loss. Maintenance and repairs are charged to expense as incurred and costs of major replacements or improvements are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the carrying amount of its long-lived assets, such as property and equipment, whenever events or changes in circumstances indicate that the assets may not be recoverable. The recoverability of assets to be held and used is assessed by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized for the excess of the book value of the asset over fair value. There was no impairment of long-lived assets during the years ended December 31, 2022 and 2021.

Revenue Recognition

Revenue Recognition

Through the middle of the year ended December 31, 2021, the Company’s central revenue generating activities and performance obligations consisted of performing diagnostic services using its proprietary platform that was utilized by entities primarily engaged in their own research and development efforts to identify therapeutic combinations in a more targeted and efficient method of drug discovery.

In the year ended 2021, the Company transitioned its approach of performing such services for others to using its own platform to identify proprietary therapeutic approaches in specific potential patient populations. All major projects for historical customers were complete before the end of the year ended December 31, 2021. The Company continued to perform certain diagnostics services on a limited basis as an outsourced provider through the year ended December 31, 2022, but such activities do not represent its major and ongoing central operations.

The Company recognizes revenue from diagnostic services in the amount that reflects the consideration that it expects to be entitled as the Company performs its obligation under a contract with a customer by processing diagnostic tests on laboratory samples and making the test results available to its customers. Revenue is recorded considering a five-step revenue recognition model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation. The Company generally has a contract or a purchase order from a customer with the specified required terms, including the number of diagnostic samples to be performed. The Company has not received any advance payments for which there are any remaining performance obligations. Accordingly, no deferred revenue is recorded as of December 31, 2022 and 2021. The Company has not recorded any contract assets as of December 31, 2022 and 2021 as the Company has not completed any performance obligations for which it has not been able to bill its customers. Costs of services revenue are immaterial and recorded in operating expenses.

Leases

Leases

Under ASC 842 Leases, the Company determines if an arrangement is or contains a lease based on the facts and circumstances present in that arrangement. Lease classification, recognition, and measurement are then determined at the lease commencement date.

The Company determines whether leases meet the classification criteria of a finance or operating lease at the lease commencement date considering: (1) whether the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, (2) whether the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) whether the lease term is for a major part of the remaining economic life of the underlying asset, (4) whether the present value of the sum of the lease payments and residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset, and (5) whether the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. As of December 31, 2022 and 2021, the Company’s lease population consisted of real estate and laboratory equipment, all of which are classified as operating leases. As of December 31, 2022 and 2021, the Company did not have finance leases.

Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. In determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the lease commencement date if the rate implicit in the lease is not readily determinable. The Company determines the incremental borrowing rate based on the information available at the lease commencement date, which represents an internally developed rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment. Applying different judgments to the same facts and circumstances could result in the estimated amounts to vary.

The operating lease ROU assets also include adjustments for prepayments and accrued lease payments and exclude lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. Operating lease cost for the minimum fixed lease payments is recognized on a straight-line basis over the lease term. Variable lease costs that are not considered fixed are expensed as incurred. Variable lease costs represent payments that are dependent on usage, a rate or index. Variable lease cost primarily relates to various operating expenses such as common area maintenance charges. Fixed and variable lease expense on operating leases is recognized within operating expenses within the Company’s statements of operations and comprehensive loss.

Real estate lease agreements that include lease and non-lease components are accounted for as a single lease component. The Company has elected to not combine lease and non-lease components for laboratory equipment leases. Lease agreements with a noncancelable term of less than 12 months are not recorded on the Company’s consolidated balance sheet. Lease expense related to such short-term leases is recognized on a straight-line basis over the lease term.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company records redeemable convertible preferred stock at fair value on the dates of issuance, unless an exception applies, net of issuance costs. The redeemable convertible preferred stock has been classified outside of stockholders’ deficit as temporary equity on the accompanying balance sheet because the shares contain certain redemption features that are not solely within the control of the Company. The redeemable convertible preferred stock is not generally redeemable; however, upon certain change in control events including liquidation, sale or transfer of control of the Company, holders of the redeemable convertible preferred stock may have the right to receive its liquidation preference under the terms of the Company’s certificate of incorporation. The carrying values of the redeemable convertible preferred stock are adjusted to their liquidation preferences if and when it becomes probable that such a liquidation event will occur.

Redeemable Convertible Preferred Stock Warrant Liabilities

Redeemable Convertible Preferred Stock Warrant Liabilities

The Company classifies warrants to purchase redeemable convertible preferred stock as liabilities at fair value when the underlying shares are contingently redeemable and adjusts the instruments to fair value at each reporting period. The warrants to purchase redeemable convertible preferred stock are subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized as a component of other income, net in the consolidated statements of operations and comprehensive loss. Offering costs associated with the issuance of redeemable convertible preferred stock warrant liabilities are allocated on a relative basis and expensed as incurred.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include payroll and personnel costs related to research and development activities, materials costs, external clinical drug product manufacturing costs, outside services costs, repair, maintenance and depreciation costs for research and development equipment, as well as facility costs used for research and development activities. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are capitalized and expensed as the goods are delivered or the related services are performed. The Company continues to evaluate whether it expects the goods to be delivered or services to be rendered and charges to expense any portion of the advance payment that has been capitalized when the entity no longer expects the goods to be delivered or services to be rendered.

Accrued Research and Development Expenses

Accrued Research and Development Expenses

The Company records accruals for estimated costs of research, preclinical studies, clinical trials, and manufacturing development, within accrued expenses and other current liabilities which are significant components of research and development expenses. Some of the Company’s ongoing research and development activities is conducted by third-party service providers, contract research organizations (“CROs”) and contract development and manufacturing organizations (“CDMOs”). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company accrues the costs incurred under agreements with these third parties based on estimates of actual work completed in accordance with the respective agreements. The Company determines the estimated costs through discussions with internal personnel and external service providers as to the progress, stage of completion or actual timeline (start-date and end-date) of the services and the agreed-upon fees to be paid for such services.

If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts accrued expenses or prepaid expenses accordingly, which impact research and development expenses. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period. To date, there have not been any material adjustments to the Company’s prior estimates of research and development expenses.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The Company maintains an equity incentive plan as a long-term incentive for employees, consultants, and directors. The plan allows for the issuance of incentive stock options (“ISO”), non-statutory stock options (“NSO”), and restricted stock awards.

The Company measures the estimated fair value of the stock-based awards on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective awards. The Company records expense for awards with service-based vesting using the straight-line method. The Company accounts for forfeitures as they occur. For performance-based awards, the Company recognizes share-based compensation expense over the requisite service period using the accelerated attribution method when achievement of the performance criteria becomes probable.

The fair value of each stock award is determined based on the number of shares granted and the value of the Company’s common stock on the date of grant. The absence of an active market for the Company’s common and restricted stock requires the Company’s Board of Directors (the “Board”) to determine the fair value of its common and restricted stock for purposes of granting stock awards with assistance from management and an independent third-party valuation firm. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option-pricing model requires the use of a number of complex, subjective assumptions including the estimated fair value of the common stock, expected volatility, risk-free interest rate, expected dividend rate, and expected term of the option. The Company has been a private company and lacks company-specific historical and implied fair value information, therefore, determining the best estimated fair value of the Company’s common and restricted stock requires significant judgment. The Company’s Board considers numerous objective and subjective factors to determine the fair value of the Company’s common stock options at each meeting in which awards are approved. The factors considered include, but are not limited to (i) the results of contemporaneous independent third-party valuations of the Company’s common stock and the prices, rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock; (ii) the lack of marketability of the Company’s common stock; (iii) actual operating and financial results; (iv) current business conditions and projections in relation to the Company’s stage of development; (v) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; (vi) precedent transactions involving the Company’s shares; and (vii) significant milestones and progress of research and development efforts.

The Company determined the expected stock volatility using a weighted average of the historical volatility of a group of guideline companies that issued options with substantially similar terms, and expects to continue to do so until such time as the Company has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the simplified method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s cash compensation costs are classified.

See Note 10 for the assumptions used by the Company in determining the grant date fair value of stock-based awards granted, as well as a summary of the stock-based award activity under the Company’s equity incentive plan for the year ended December 31, 2022.

Fair Value Measurement

Fair Value Measurement

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Financial instruments such as cash and cash equivalents, accounts payable and accrued liabilities approximate fair value due to their relatively short maturities.

Assets and liabilities recorded at fair value on a recurring basis in the balance sheet are categorized based on the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company determines the fair value of financial assets and liabilities using the fair value hierarchy that describes three levels of inputs that may be used to measure fair value, as follows:

Level 1 –	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 –	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Comprehensive Loss	Comprehensive Loss Comprehensive loss includes net loss and other comprehensive loss for the period. Other comprehensive loss consists of net unrealized losses on marketable securities.
Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method, whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance when it is more likely than not that some portion, or all of the Company’s deferred tax assets will not be realized.

The Company accounts for income tax contingencies using a benefit recognition model. If it considers that a tax position is more likely than not to be sustained upon audit, based solely on the technical merits of the position, it recognizes the benefit. The Company measures the benefit by determining the amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Company is subject to taxation in the United States federal jurisdiction and various state jurisdictions. Due to the Company’s losses incurred, the Company is subject to the income tax examination by authorities since inception. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. As of December 31, 2022, there were no significant accruals for interest related to unrecognized tax benefits or tax penalties.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities.

Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, stock options, and warrants to purchase redeemable convertible preferred stock are considered to be potentially dilutive securities.

The Company applies the two-class method to calculate its basic and diluted net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. The Company’s participating securities contractually entitle the holders of such shares to participate in dividends, but do not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities.

Accordingly, in periods in which the Company reports a net loss, diluted net loss per share is the same as basic net loss per share, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded if and when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Other than the recently adopted accounting pronouncements discussed below, other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not, or are not believed by management to, have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06 (Subtopic 470-20): Debt - Debt with Conversion and Other Options (“ASU 2020-06”). ASU 2020-06 eliminates the beneficial conversion feature and cash conversion models in ASC 470-20 that require separate accounting for embedded conversion features in convertible instruments, resulting in more instruments being reported as a single unit of account. ASU 2020-06 is effective for public companies for annual periods beginning after December 15, 2021. For all other entities, the amendments are effective for annual periods beginning after December 15, 2023. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2020, but an entity must adopt the guidance as of the beginning of a fiscal year. Entities may adopt the guidance using either a modified retrospective or full retrospective transition method. The Company has early adopted ASU 2020-06 as of January 1, 2021 under the full retrospective method. The adoption did not have a material impact on the Company’s financial results, although the Company no longer needs to subsequently assess any contingent beneficial conversion features that are present in the Company’s Series A, B, and C redeemable convertible preferred stock.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The guidance eliminates certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. This ASU also includes guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods with fiscal years beginning after December 15, 2022. The Company adopted this guidance effective January 1, 2022 on a prospective basis. The adoption did not have a material impact on the Company’s financial statements.